Note 16 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
16.	Commitments and contingencies

(a)  Lease commitments
Minimum operating lease payments are as follows:

Year ended December 31
2017	$23,334
2018	19,785
2019	17,071
2020	14,065
2021	10,600
Thereafter	17,252

(b) Contingencies
In the normal course of operations, the Company is subject to routine claims and litigation incidental to its business. Litigation currently pending or threatened against the Company includes disputes with former employees and commercial liability claims related to services provided by the Company. The Company believes resolution of such proceedings, combined with amounts set aside, will not
have a material impact on the Company’s financial condition or the results of operations.